Financial and capital risks management (Other receivables) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial and capital risks management [line items]
Gross carrying amount	¥ 3,748,321
Loss allowance	220,826	¥ 187,675
Current [member]
Financial and capital risks management [line items]
Gross carrying amount	3,707,047
Loss allowance	179,954
Over 3 years [member]
Financial and capital risks management [line items]
Gross carrying amount	41,274
Loss allowance	¥ 40,872